NOTE PAYABLE - RELATED PARTY (Tables)	9 Months Ended
Sep. 30, 2023
NOTE PAYABLE - RELATED PARTY
Schedule of non-convertible Note Payable to related parties
	September 30, 2023	December 31, 2022

Gross principal value of note payable – related party	$1,681,755	$1,681,755
Unamortized loan discounts	(0)	(259,617)
Total notes payable – related party, Net	$1,681,755	$1,422,138